Consolidated Statements of Comprehensive Income - USD ($)	5 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2022	Oct. 18, 2022	Dec. 31, 2024	Dec. 31, 2023
Revenues
Revenues	$ 3,287,101	$ 12,847,729	$ 42,296,101	$ 28,738,982
Total revenues	3,287,101	12,847,729	42,296,101	28,738,982
Expenses
Voyage expenses	456,839	(663,064)	13,597,685	7,291,129
Voyage expenses – related parties	40,833		522,628	340,266
Vessel operating expenses	889,272	(2,380,986)	8,238,848	4,716,536
Vessel operating expenses – related parties	7,000	(22,700)	134,667	79,250
Dry-docking costs	584,355	(799,333)	0	183,090
Depreciation	557,974	(479,171)	6,177,651	4,104,720
Management fees – related parties	77,440	(189,640)	586,960	396,000
General and administrative expenses		(2,397)	2,496,408	679,156
General and administrative expenses – related parties	121,327		479,288	520,874
Net gain on sale of vessel – related party		9,268,610
Total (expenses)/income	2,735,040	4,731,319	32,234,135	18,311,021
Income from operations	552,061	17,579,048	10,061,966	10,427,961
Other (expenses)/income
Interest and finance costs	(116)	(194,633)	(13,105)	(4,471)
Interest and finance costs – related party			(2,460,705)	(1,363,360)
Interest income		59,716	950,816	36,107
Foreign exchange (loss)/gain	(359)	15,221	(160,262)	195,675
Loss on warrants			(11,127,077)
Other expenses, net	(475)	(119,696)	(12,810,333)	(1,136,049)
Net income	$ 551,586	17,459,352	$ (2,748,367)	$ 9,291,912
Other comprehensive income		0
Total comprehensive income		$ 17,459,352
Earnings per share (Note 9)
-Basic	$ 259.94		$ (25.73)	$ 2,358.9
-Diluted	$ 110.78		$ (25.73)	$ 946.04
Weighted average number of shares (Note 9)
-Basic	2,122		314,341	3,615
-Diluted	4,979		314,341	9,742